1875 K Street, N.W.
Washington, DC 20006

Tel: 202 303 1000
Fax: 202 303 2000

October 19, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares, Inc. (the “Company”)

(Securities Act File No. 33-97598

Investment Company Act File No. 811-09102)

Post-Effective Amendment No. 492

Ladies and Gentlemen:

On behalf of the Company, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 492 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Company (each, a “Fund” and together, the “Funds”):

iShares MSCI Emerging Markets Asia ETF

iShares MSCI EM ESG Optimized ETF

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act, and it will become effective 60 days after filing.

For each Fund, the Amendment is being filed to reflect the change in its underlying index as stated in the table below, to reflect corresponding changes to the Fund’s principal investment strategies and to make such other non-material changes as the Company deems appropriate.

Fund	Current Underlying Index	New Underlying Index
iShares MSCI Emerging Markets Asia ETF	MSCI Emerging Markets Asia Index	MSCI EM Asia Custom Capped Index

iShares MSCI EM ESG Optimized ETF	MSCI Emerging Markets ESG Focus Index	MSCI Emerging Markets Extended ESG Focus Index

The following information is provided to assist the staff of the Commission in its review of the Registration Statement.

NEW YORK    WASHINGTON    HOUSTON    PARIS    LONDON    FRANKFURT     BRUSSELS    MILAN    ROME

in alliance with Dickson Minto W.S., London and Edinburgh

Investment Objectives and Strategies

a)	iShares MSCI Emerging Markets Asia ETF

The iShares MSCI Emerging Markets Asia ETF (the “Fund”) seeks to track the investment results of an index composed of Asian emerging market equities.

The Fund seeks to track the investment results of the MSCI EM Asia Custom Capped Index (the “Underlying Index”), which is designed to measure equity market performance in the emerging market countries of Asia. The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by MSCI Inc. (the “Index Provider” or “MSCI”)) to a maximum of 25% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 22.50%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to a maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which the following constraints are breached: 22.50% for any single issuer and 24.00% for all issuers that individually represent more than 4.75% of the weight of the Underlying Index. In implementing this capping methodology, MSCI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control. MSCI reviews such determinations annually. As of August 31, 2018, the Underlying Index consisted of issuers in the following nine emerging market countries or regions: China, India, Indonesia, Malaysia, Pakistan, the Philippines, South Korea, Taiwan and Thailand. The Underlying Index may include large-, mid- or small-capitalization companies. As of August 31, 2018, a significant portion of the Underlying Index is represented by securities of companies in the financials and information technology industries or sectors. The components of the Underlying Index are likely to change over time. Prior to the selection of the Underlying Index on June 1, 2018, the Fund tracked the MSCI Emerging Markets Asia Index.

b)	iShares MSCI EM ESG Optimized ETF

The iShares MSCI EM ESG Optimized ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities that have positive environmental, social and governance characteristics as identified by the index provider while exhibiting risk and return characteristics similar to those of the parent index.

The Fund seeks to track the investment results of the MSCI Emerging Markets Extended ESG Focus Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is an optimized equity index designed to reflect the equity performance of companies that have favorable environmental, social and governance

(“ESG”) characteristics (as determined by the Index Provider), while exhibiting risk and return characteristics similar to those of the MSCI Market Cap Weighted Index (the “Parent Index”). The Index Provider begins with the Parent Index, excludes securities of companies involved in the business of tobacco, companies involved with controversial weapons, producers and retailers of civilian firearms, as well as companies involved in very severe business controversies (in each case as determined by the Index Provider), and then follows a quantitative process that is designed to determine optimal weights for securities to maximize exposure to securities of companies with higher ESG ratings, subject to maintaining risk and return characteristics similar to the Parent Index. The Index Provider then calculates the size of each company’s exposure to each key issue based on the company’s business segment and geographic risk, and analyzes the extent to which companies have developed robust strategies and programs to manage ESG risks and opportunities. Using a sector-specific key issue weighting model, companies are rated and ranked in comparison to their industry peers. As of August 31, 2018, the Underlying Index consisted of securities from the following 23 countries: Brazil, Chile, China, Colombia, Czechia, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. The Underlying Index may include large- and mid-capitalization companies. As of August 31, 2018, a significant portion of the Underlying Index is represented by securities of companies in the financials and information technology industries or sectors. The components of the Underlying Index are likely to change over time. Prior to the selection of the Underlying Index on June 1, 2018, the Fund tracked the MSCI Emerging Markets ESG Focus Index.

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

cc:	Deepa Damre, Esq.

Michael Gung

Nicole Hwang

George Rafal

Jaeyoung Choi